Business combinations	12 Months Ended
Dec. 31, 2024
Business Combinations Disclosure1 [Abstract]
Business combinations	Business combinations
The Group recognizes business combinations in terms of IFRS 3 – Business combinations. The following business combinations were completed during the years ended December 31, 2024, 2023 and 2022.
Year ended December 31, 2024
a.Tria
On April 02, 2024, the Group closed on a transaction acquiring 66.67% interest in Tria Comercializadora de Energia Ltda. The business combination is a joined effort between the Group and individuals within the energy sector establishing an energy trading company. The Group invested R$100 million (US$19.8 million) of capital for 66.67% of the company and at the same time granted 33.33% of capital to the energy sector individuals for no consideration.
The goodwill from the business combination with Tria enables the Group to expand and complement its current infrastructure vertical by adding expertise from the energy sector in Brazil. The current arrangement of the goodwill recognized for the acquisition of Tria does not allow its tax deductibility under the Brazilian tax regulations. However, the Group is working with tax consultants to determine the options available to the Group, taking into consideration the necessary conditions and restructurings required for the goodwill to be utilized for tax purposes in future.
The acquired business contributed other income of US$6.6 million and net profit of US$3.5 million to the Group for the period from April 02, 2024, to December 31, 2024. The company has no previous operating history, therefore the impact on revenue, other financial income and net profit from the above transactions, had the acquisition taken place on January 1, 2024, is impractical to disclose. Acquistion-related costs, US$0.1 million, are included under other expenses in the Group's consolidated statement of profit or loss and in operating cash flows in the consolidated statement of cash flows for the year ended December 31, 2024.
Details of the purchase consideration paid, the net identifiable assets acquired, non-controlling interest and goodwill recognized are listed in the table below. The cash consideration is comprised of cash and accounts receivable paid by the Group for its investment in Tria. On a consolidated level there were no cash outflows for the Group.
b.GPMS
On April 26, 2024, the Group closed a transaction acquiring a private equity carve-out interest from Aberdeen Plc, a European global investment group. The newly acquired business, together with Patria’s existing global private markets vehicles, will form a new vertical – Global Private Markets Solutions (“GPMS”), with an aggregate Fee Earning AUM (“FEAUM”) of over $8.0 billion.
The goodwill from the carve-out business combination with Aberdeen Plc enables the Group to further develop its capabilities to serve clients using the new GPMS vertical as a gateway to private markets on a global scale. The goodwill is not deductible for tax purposes given the jurisdiction and specific tax regulations applicable to the acquiring company.
The acquired business contributed revenue of US$29.5 million and net profit of US$9.1 million to the Group for the period from April 26, 2024, to December 31, 2024. The estimated impact of revenue and net profit from the above transactions, had the acquisition taken place on January 1, 2024, was US$43.2 million and US$13.4 million, respectively. Acquisition-related costs, US$11.6 million, are included under other expenses in the Group’s consolidated statement of profit or loss and in operating cash flows in the consolidated statement of cash flows for the year ended December 31, 2024.
The purchase consideration includes a contingent consideration recognized at a fair value of GBP19.3 million (US$24.1 million). The settlement of the contingent consideration will take place between thirty-four and thirty-six months after the closing date and depends on GPMS achieving set revenue targets. The contingent consideration is capped at a maximin amount of GBP20.0 million (approximately US$25.1 million).
The condensed financial statements for quarters two and three for the year 2024 presented most assets and liabilities acquired in the business combination as part of other assets and other liabilities. On finalization of the purchase price allocation, assets and liabilities acquired were reallocated to the appropriate asset and liability categories. Details of the purchase consideration paid, the net identifiable assets acquired, and goodwill recognized are listed in the table below.
c.CSHG
On May 24, 2024, the Group closed on a transaction with Credit Suisse acquiring 100% of its Real Estate business in Brazil (“CSHG”) that includes seven REITS. The goodwill from the business combination will enable the Group to add additional scale to its existing Real Estate business and to solidifies its position as a leading independent manager of REITs in Brazil and Latin America. The current arrangement of the goodwill recognized for the acquisition of CSHG does not allow its tax deductibility under the Brazilian tax regulations. However, the Group is working with tax consultants to determine the options available to the Group, taking into consideration the necessary conditions and restructurings required for the goodwill to be utilized for tax purposes in future.
The acquired business contributed revenue of US$12.4 million and net profit of US$10.5 million to the Group for the period from May 24, 2024, to December 31, 2024. The estimated impact of revenue and net profit from the above transactions, had the acquisition taken place on January 1, 2024, was US$18.8 million and US$15.6 million respectively. Acquisition-related costs, of US$6.6 million, are included under other expenses in the Group’s consolidated statement of profit or loss and in operating cash flows in the consolidated statement of cash flows for the year ended December 31, 2024.
On the date of the business combination, US$70.3 million of the purchase consideration remained payable and payment thereof was dependent on the transfer of funds from CSHG to the Group. All funds were transferred on July 22, 2024, and the cash consideration to the value of US$63.5 million was paid on December 9, 2024.
Details of the purchase consideration, the net identifiable assets acquired, and the goodwill are listed in the table below.
d.Nexus
On July 16, 2024, the Group completed a 100% acquisition of Nexus Capital, an independent alternative real estate asset manager in Colombia. The acquisition added approximately US$725 million to Patria’s Fee Earning AUM, including over US$680 million in Permanent Capital vehicles. The Permanent Capital vehicles will immediately be accretive to Patria’s Fee Related and Distributable Earnings supporting goodwill recognized on acquisition. The goodwill is not deductible for tax purposes given the jurisdiction and specific tax regulations applicable to the acquiring company.
The acquired business contributed revenue of US$2.1 million and net profit of US$0.8 million to the Group for the period from July 16, 2024, to December 31, 2024. The estimated impact of revenue and net profit from the above transactions, had the acquisition taken place on January 1, 2024, was US$4.6 million and US$1.7 million respectively. Acquisition-related costs, of US$0.7 million, are included under other expenses in the Group’s consolidated statement of profit or loss and in operating cash flows in the Consolidated Statement of Cash Flows for the year ended December 31, 2024.
The business combination with Nexus includes a contingent consideration recognized at a present value of COP 25 billion (US$6.4 million). The settlement of the contingent consideration is due by 2027 and is dependent on the business achieving set benchmark fees with no limit placed on the potential final contingent settlement.
Details of the purchase consideration, the net identifiable assets acquired, and the goodwill are listed in the table below.

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
	66.67% Tria April 02, 2024	GPMS carve-out April 26, 2024	100% Credit Suisse’s Real Estate business May 24, 2024	100% Nexus July 16, 2024

Total purchase consideration
Cash consideration paid (a)	19,811	73,772	58,243	—
Equity consideration paid	—	—	—	14,690
Consideration payable	—	37,551	70,338	—
Contingent consideration payable	—	24,087	—	6,358
Total consideration transferred	19,811	135,410	128,581	21,048

Non-controlling interest (b)	6,604	—	—	—
Total consideration	26,415	135,410	128,581	21,048

Acquisition date fair value of each major class of identifiable assets and liabilities recognized
	66.67% Tria April 02, 2024	GPMS carve-out April 26, 2024	100% Credit Suisse’s Real Estate business May 24, 2024	100% Nexus July 16, 2024

The assets and liabilities recognized because of the acquisition are as follows:
Cash and cash equivalents	9,906	19,506	—	345
Accounts receivable	9,905	1,751	—	491
Recoverable taxes	—	—	—	376
Short term investments	—	—	—	3
Property, plant and equipment	—	—	—	22
Other assets	—	48,127	—	2
Accounts payable	—	(226)	—	—
Personnel liabilities	—	(7,170)	(1,903)	(255)
Tax liabilities	—	—	—	(474)
Deferred tax asset / (liabilities)	—	24	—	(235)
Loans	—	—	—	(95)
Deferred consideration payable on acquisition	—	—	(4,368)	—
Other liabilities	—	(54,258)	—	(768)
Intangible assets: contractual rights	—	92,754	114,107	9,872
Non-compete	—	4,358	—	1,211
Net identifiable assets acquired	19,811	104,866	107,836	10,495

Total consideration less net identifiable assets acquired: Goodwill	6,604	30,544	20,745	10,553

(a)Purchase consideration – cash outflow for the year ending December 31, 2024, to acquire the subsidiary, net of cash acquired:

	66.67% Tria April 02, 2024	GPMS carve-out April 26, 2024	100% Credit Suisse’s Real Estate business May 24, 2024	100% Nexus August 26, 2024	Total

Cash flow reconciliation
Cash consideration	19,811	73,772	58,243	—	151,826
Less: Cash acquired	(19,811)	(19,506)	—	(345)	(39,662)
Net outflow/(inflow) of cash - investing activities	—	54,266	58,243	(345)	112,164

Non-cash reconciliation
Total consideration	26,415	135,410	128,581	21,048	311,454
Less: Cash consideration paid	(19,811)	(73,772)	(58,243)	—	(151,826)
Less: Class A common share issued	—		—	(14,690)	(14,690)
Non-cash additions to the Group’s Statement of Financial Position	6,604	61,638	70,338	6,358	144,938
(b)The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. The decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in Tria, the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets.
Year ended December 31, 2023
a.Kamaroopin
On April 12, 2023, the Group closed on the transaction with the controlling shareholder of Kamaroopin to acquire the remaining 60% interest and enter a business combination with Kamaroopin. The acquisition date carrying value of the Group’s previously held equity interest in Kamaroopin was remeasured to fair value at the acquisition date resulting in a US$ 4.2 million gain recognized in profit or loss in other income (refer to note 26 for the 2023 financial year). The acquisition is structured as a combination of cash and equity consideration. Details of the purchase consideration, the net assets acquired, and the goodwill are listed below. The first tranche of the acquisition of Kamaroopin was signed on December 8, 2021, and closed on February 1, 2022, and the second tranche was signed on March 16, 2023, and closed on April 12, 2023. The second stage completed the acquisition of the remaining 60%. As a result, Patria currently owns 100% of Kamaroopin.
b.Patria Asset Management
(formerly Gestoría Externa de Portafolios S.A.)
On November 1, 2023, the Group closed on a transaction with Banca de Inversión Bancolombia S.A. Corporación Financiera (“Bancolombia”), a financial conglomerate in Colombia entering into an agreement for the Group to subscribe to acquiring 50.74 per cent of the controlling shareholding in accordance with IFRS 10 in a Colombian entity Gestoría Externa de Portafolios S.A. renamed to Patria Asset Management. Bancolombia remains as the non-controlling interest shareholder entering into a shareholders agreement relating to the new entity. Details of the purchase consideration, the net assets acquired, and the goodwill are listed below.

The assets and liabilities recognized because of the acquisition are as follows:
	100% Kamaroopin April 12, 2023	50.74% Patria Asset Management November 1, 2023

Total purchase consideration
Cash consideration paid (a)	2,024	4,787
Consideration payable	—	24,415
Contingent consideration payable	4,707	—
Equity consideration	10,130	—
Total consideration transferred	16,861	29,202

Non-controlling interest (b)	—	15,147
Fair value of equity interest previously held	11,132	—
Total consideration	27,993	44,349

The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents	178	—
Net working capital	(101)	—
Intangible assets: contractual rights	—	30,911
Intangible assets: non-contractual customer relationships	10,560	—
Intangible assets: brands	868	—
Property and equipment	15	—
Net identifiable assets acquired	11,520	30,911

Total consideration less net identifiable assets acquired: Goodwill	16,473	13,438

(a)Purchase consideration – cash outflow for the year ending December 31, 2023, to acquire the subsidiary, net of cash acquired:

Cash flow reconciliation	Kamaroopin	Patria Asset Management	Total
Cash consideration	2,024	4,787	6,811
Less: Cash acquired	(178)	—	(178)
Net outflow of cash -investing activities	1,846	4,787	6,633

Non-cash reconciliation
Total consideration	16,861	29,202	46,063
Less: Cash consideration paid	(2,024)	(4,787)	(6,811)
Less: Class A common share issued	(10,130)	—	(10,130)
Non-cash additions to the Group’s Statement of Financial Position	4,707	24,415	29,122
(b)The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. The decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in Patria Asset Management (“PAM”), the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets.
Year ended December 31, 2022
(a)VBI
On July 1, 2022, the Group acquired control of VBI’s operations by acquiring 50% of the issued share capital of VBI, an alternative real estate asset manager in Brazil with operations across development and core real estate vehicles, to anchor its Brazil real estate platform. This transaction aligned the Group with highly specialized investment talent building valuable permanent capital.
Adjustments include an increase in purchase consideration related to preferred dividends payable by VBI to the previous controlling owners of VBI resulting in an increase to the fair value of goodwill in note 14 for the same amount. The preferred dividends were paid to provide compensation to the previous owners for the loss of their controlling interest in VBI.
(b)Igah
On November 30, 2022, the Company acquired 100% interest in a new subsidiary, Igah Partners LLC (“Igah Ventures”), a Brazilian based venture capital firm, 13.2% of PEVC I General Partner IV, Ltd. (“Igah IV”), and 100% of Igah Carry Holding Ltd, an entity for carried interest allocations (collectively referred to as “Igah”). The acquisition of these entities was accounted for as a linked transaction.
Igah’s business complements the Group’s existing private equity and growth equity strategies, which are focused on relatively mature companies, by adding investment expertise in startups and early-stage companies.

The assets and liabilities recognized because of the acquisition are as follows:
	100% VBI July 1, 2022	100% Igah November 30, 2022
Total purchase consideration
Cash consideration paid (a)	10,815	8,116
Consideration payable	10,859	4,771
Contingent consideration payable	8,355	—
Preferred dividends payable	1,966	—
Option arrangements	(827)	10,339
Total consideration transferred	31,168	23,226

Non-controlling interest (b)	13,729	—
Fair value of equity interest previously held	—	—
Total consideration	44,897	23,226

The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents	600	36
Accounts receivable	2,462	—
Net working capital	(2,587)	64
Intangible assets: non-contractual customer relationships	23,246	2,120
Intangible assets: brands	3,617	—
Property and equipment	539	—
Lease liability	(420)	—
Net identifiable assets acquired	27,457	2,220

Total consideration less net identifiable assets acquired: Goodwill	17,440	21,006

(a)Purchase consideration – cash outflow for the year ending December 31, 2022, to acquire the subsidiary, net of cash acquired:

Cash flow reconciliation	VBI	IGAH	Total
Cash consideration	10,815	8,116	18,931
Less: Cash acquired	(600)	(36)	(636)
Net outflow of cash -investing activities	10,215	8,080	18,295

Non-cash reconciliation
Total consideration	31,168	23,226	54,394
Less: Cash consideration paid	(10,815)	(8,116)	(18,931)
Non-cash additions to the Group’s Statement of Financial Position	20,353	15,110	35,463
(b)The Group recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. The decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in VBI, the Group elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets.